Short-term Investments - Schedule of Short-term investments (Detail) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Short-Term Investments [Abstract]
Held-to-maturity debt securities	$ 135,356,892	$ 51,721,925
Debt securities measured at fair value under fair value option	717,186	19,210,788
Equity securities measured using the NAV practical expedient	5,177,050
Short-term investments	$ 141,251,128	$ 70,932,713